Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 29,357,223	$ 4,134,878	¥ 19,843,290	¥ 16,976,190
Net income from discontinued operations			(624,864)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,055,260	430,324	2,858,209	3,275,727
Fair value change of equity security investments	(535,316)	(75,398)	3,104,336	(471,880)
Impairment losses on investments and other long-term assets	469,159	66,080	300,249	100,424
Share-based compensation cost	3,242,810	456,740	3,174,160	3,041,492
Allowance for expected credit losses	61,146	8,612	61,393	265,930
Losses on disposal of property, equipment and software	5,676	799	3,620	54,052
Unrealized exchange losses/ (gains)	119,935	16,893	(1,604,260)	488,604
Gains on disposal of long-term investments, business and subsidiaries	(63,784)	(8,984)	(1,791,355)	(186,920)
Deferred income taxes	131,437	18,513	489,670	407,948
Share of results on equity method investees and revaluation results from previously held equity interest	(473,947)	(66,754)	(1,259,941)	(1,573,068)
Fair value changes of short-term investments	(414,207)	(58,340)	(342,642)	(639,757)
Changes in operating assets and liabilities:
Accounts receivable	(1,470,374)	(207,098)	554,340	(1,186,586)
Inventories	296,764	41,798	(27,613)	(343,587)
Prepayments and other assets	87,556	12,332	731,100	640,349
Accounts payable	(559,419)	(78,792)	447,666	(155,262)
Salary and welfare payables	(62,917)	(8,862)	424,513	505,334
Taxes payable	(244,261)	(34,403)	(917,614)	255,060
Contract liabilities	1,161,861	163,645	385,396	1,351,261
Accrued liabilities and other payables	1,166,673	164,323	1,899,580	2,121,416
Net cash provided by operating activities	35,331,275	4,976,306	27,709,233	24,926,727
Cash flows from investing activities:
Purchase of property, equipment and software	(2,301,554)	(324,167)	(2,100,264)	(1,601,830)
Proceeds from sale of property, equipment and software	10,302	1,451	41,467	71,524
Purchase of intangible assets, content and licensed copyrights	(1,974,323)	(278,078)	(543,220)	(1,508,179)
Net change of short-term investments with terms of three months or less	(1,777,687)	(250,382)	776,357	3,694,890
Purchase of short-term investments with terms over three months			(5,950,000)	(15,285,000)
Proceeds from maturities of short-term investments with terms over three months	5,378,510	757,547	10,175,160	13,235,845
Investment in equity method investees	(444,557)	(62,615)	(705,907)	(1,124,429)
Investment in other equity investments and acquisition of subsidiaries	(2,387,129)	(336,219)	(4,423,773)	(5,417,138)
Proceeds from disposal of long-term investments, businesses and subsidiaries	152,564	21,488	2,411,070	1,115,457
Placement/rollover of matured time deposits	(124,693,598)	(17,562,726)	(98,973,884)	(81,298,080)
Proceeds from maturities of time deposits	111,417,969	15,692,893	92,247,046	81,307,297
Change in other long-term assets	(423,928)	(59,709)	(323,779)	(268,651)
Net cash used in investing activities	(17,043,431)	(2,400,517)	(7,369,727)	(7,078,294)
Cash flows from financing activities:
Net changes from short-term loans with terms of three months or less	(13,654,704)	(1,923,225)	(1,274,043)	(442,207)
Proceed of loans with terms over three months	13,569,160	1,911,176	6,392,695	4,447,586
Payment of loans with terms over three months	(8,219,472)	(1,157,688)	(273,639)	(2,297,135)
Dividends paid to shareholders	(8,013,903)	(1,128,735)	(6,723,667)	(3,508,377)
Net amounts paid for NetEase's issuance of shares in Hong Kong				(13,800)
Net amounts received/ (paid) related to capital contribution from or repurchase of noncontrolling interests and redeemable noncontrolling interests shareholders	86,159	12,136	(30,921)	2,870,147
Dividends paid to noncontrolling interest shareholders				(731,250)
Cash paid for repurchase of NetEase's ADSs/purchase of subsidiaries' ADSs and shares	(5,234,294)	(737,235)	(8,328,124)	(12,910,533)
Net cash used in financing activities	(21,467,054)	(3,023,571)	(10,237,699)	(12,585,569)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(202,457)	(28,516)	110,403	(55,354)
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(3,381,667)	(476,298)	10,212,210	5,207,510
Cash, cash equivalents and restricted cash, at the beginning of the year	27,588,325	3,885,734	17,376,115	12,168,605
Cash, cash equivalents and restricted cash, at end of the year	24,206,658	3,409,436	27,588,325	17,376,115
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net	4,895,752	689,552	5,092,391	3,547,299
Cash paid for interest expenses	779,872	109,843	588,381	187,628
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable and accrued liabilities	¥ 1,026,852	$ 144,629	¥ 689,093	¥ 698,192